Intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Intangible assets and goodwill.
Schedule of intangible assets and goodwill
	December 31, 2023	December 31, 2022 restated
Customer relationship	239,087	288,943
Software in progress	13,771	1,032
Non-compete agreement	7,833	10,865
Internally developed software	6,814	4,059
Brands	5,134	7,464
Software	4,407	5,641
Subtotal	277,046	318,004
Goodwill	1,392,819	1,437,990
Total	1,669,865	1,755,994

Schedule of change in the balances of intangible assets
	Software	Internally developed software	Software in progress	Customer relationship	Non-compete agreement	Brands	Goodwill (i)	Total
Cost:
Balance as of December 31, 2021	11,942	16,581	391	88,961	13,462	20,501	619,469	771,307
Additions due to business combination restated (i)	3,378	5	-	222,278	-	13,304	876,151	1,115,116
Exchange rate changes	(7)	-	-	2,020	-	-	(57,630)	(55,617)
Additions	901	-	2,723	-	-	-	-	3,624
Write-off	(1,078)	-	(32)	-	-	(7)	-	(1,117)
Transfers	50	2,000	(2,050)	-	-	-	-	-
Balance as of December 31, 2022 restated	15,186	18,586	1,032	313,259	13,462	33,798	1,437,990	1,833,313
Exchange rate changes	(293)	-	-	(11,229)	-	(1)	(45,171)	(56,694)
Additions	562	-	18,140	-	-	-	-	18,702
Write-off	(5,317)	(429)	-	-	-	-	-	(5,746)
Transfers	-	5,401	(5,401)	-	-	-	-	-
Balance as of December 31, 2023	10,138	23,558	13,771	302,030	13,462	33,797	1,392,819	1,789,575
Amortization:
Balance as of January 1, 2022	(9,543)	(12,670)	-	(4,766)	435	(5,960)	-	(32,504)
Exchange rate changes	89	-	-	-	-	-	-	89
Additions	(1,129)	(1,857)	-	(19,550)	(3,032)	(20,374)	-	(45,942)
Write-off	1,038	-	-	-	-	-	-	1,038
Balance as of December 31, 2022 restated (i)	(9,545)	(14,527)	-	(24,316)	(2,597)	(26,334)	-	(77,319)
Exchange rate changes	67	-	-	890	-	-	-	957
Additions	(1,550)	(2,217)	-	(39,517)	(3,032)	(2,329)	-	(48,645)
Write-off	5,297	-	-	-	-	-	-	5,297
Balance as of December 31, 2023	(5,731)	(16,744)	-	(62,943)	(5,629)	(28,663)	-	(119,710)
Balance at:
December 31, 2022 restated (i)	5,641	4,059	1,032	288,943	10,865	7,464	1,437,990	1,755,994
December 31, 2023	4,407	6,814	13,771	239,087	7,833	5,134	1,392,819	1,669,865

Schedule of main assumptions used in CGUs
	December 31, 2023	December 31, 2022
Discount rate - before tax	17.64%	25.00%
Discount rate - after tax	13.65%	17.00%
Budgeted EBITDA growth rate (average for the next five years)	19%	22%
Terminal value growth rate:	3.5%	3%
Projected period	5 years	5 years